Share Capital and Other Components of Equity	6 Months Ended
Dec. 31, 2024
Share Capital and Other Components of Equity [Abstract]
Share capital and other components of equity

12. Share capital and other components of equity

Share capital

a) Authorized

The authorized share capital of the Company consists of the following:

●	An unlimited number of common shares without par value;

●	An unlimited number of multiple voting shares without par value.

b) Issued and outstanding

●	As of December 31, 2024, the Company had 21,516,305 (June 30, 2024 – 2,594,851) common shares outstanding;

●	As of December 31, 2024, the Company had nil (June 30, 2024 – nil) multiple voting shares outstanding;

●	As of December 31, 2024, the Company had nil (June 30, 2024 – 3,528,407) preferred shares outstanding.

On July 1, 2024, the Company issued 302,552 common shares in connection with the conversion of SAFE with an estimated fair value of $3,200,000 (Note 12).

On November 13, 2024, in connection with the reverse acquisition treatment of the Business Combination, the Company effectively issued 4,615,384 new common shares. At the closing of the Business Combination, the Company also issued 9,760,738 new common shares for the conversion of all 3,528,407 issued and outstanding preferred shares and issued 3,473,256 new common shares for the conversion of convertible notes. For clarification, these issuances occurred at the Damon Motors level prior to the exchange of Damon Motors securities into Pubco securities at the closing of the Business Combination.

Immediately following the Business Combination, the Company (i.e., Pubco) had 19,380,187 common shares outstanding without par value and 1,391,181 multiple voting shares outstanding. The holder of each common share is entitled to one vote. Subsequent to the closing of the Business Combination, the 1,391,181 multiple voting shares were converted to common shares.

During the six months ended December 31, 2024, the Company issued 24,590 common shares for the service fee in connection with the Business Combination.

During the six months ended December 31, 2024, the Company issued 343,053 common shares in connection with the Securities Purchase Agreement entered with Streeterville. Also see Note 8.

During the six months ended December 31, 2024, the Company issued 401,884 common shares for investor relationship service received.

During the six months ended December 31, 2024 and 2023, no preferred shares were issued.

Stock options

On August 30, 2017 (and amended on September 24, 2021), the Board adopted a Stock Option Plan which provides that the Board may from time to time, in its discretion, grant to directors, officers, employees, and consultants, non-transferable stock options to purchase common shares of the Company. As per the terms of the Stock Option Plan, the requisite vesting period of the employees is generally four years.

The fair value of each stock option grant is estimated on the date of grant using the Black-Scholes option pricing model. During the six months ended December 31, 2024 and 2023, the Company issued nil stock options.

A summary of the changes in the Company’s stock options is as follows:

Stock options (#)
Outstanding, July 1, 2023	2,134,608
Expired/cancelled	(102,186)
Exercised	(84,162)
Outstanding, June 30, 2024	1,948,260
Expired/cancelled	(143,253)
Outstanding, December 31, 2024	1,805,007

Details of stock options outstanding at December 31, 2024 were as follows:

Exercise price	Weighted average contractual life	Number of options outstanding	Number of options exercisable
$0.57	4.95	552,116	552,116
$0.95	1.55	973,769	967,125
$1.23	2.07	23,580	23,580
$2.85	0.47	23,580	23,580
$12.73	4.58	128,138	94,838
$24.46	0.07	103,824	103,824
		1,805,007	1,765,063

During the three and six months ended December 31, 2024, the Company recognized stock-based compensation expense of $18,601 and $34,896, respectively (three and six months ended December 31, 2023 – $153,900 and $358,059, respectively).

Cash received by the Company upon the exercise of stock options during the six months ended December 31, 2024 amounted to $nil (six months ended December 31, 2023 – $53,861).

Warrants

The Company accounts for common share purchase warrants as either equity instruments or derivative liabilities depending on the specific terms of the warrant agreement. The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own common shares. We classify derivative warrant liabilities on the balance sheet at fair value, and changes in fair value during the periods presented in the statement of operations, which is revalued at each balance sheet date subsequent to the initial issuance of the common share purchase warrant. For warrants that meet the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in capital at the time of issuance.

During the six months ended December 31, 2024, in connection with the issuance of convertible promissory notes to arms-length parties (Note 9), the Company issued 203,986 common share purchase warrants to the noteholders. At inception, these warrants were assessed to meet the equity classification requirements and fair value of the warrants of $875,127 was recorded as a component of additional paid-in capital.

Warrants of the Company classified as equity are composed of the following as at December 31, 2024:

Date of issuance	Number of warrants outstanding	Number of warrants exercisable	Exercise price	Expiry date
June 16, 2023	332,915	332,915	7.81	June 15, 2028
August 10, 2023	136,494	136,494	7.81	August 9, 2028
September 13, 2023	135,828	135,828	7.81	September 12, 2028
September 26, 2023	360,211	360,211	7.81	September 25, 2028
September 30, 2023	25,609	25,609	7.81	September 29, 2028
October 26, 2023	569,280	569,280	7.81	October 25, 2028
December 15, 2023	46,608	46,608	7.81	December 14, 2028
April 5, 2024	40,606	40,606	7.81	April 4, 2029
April 26, 2024	19,975	19,975	7.81	April 25, 2029
March 12, 2024	99,261	99,261	7.81	March 11, 2029
March 26, 2024	11,318	11,318	7.81	March 25, 2029
April 15, 2024	192,065	192,065	7.81	April 14, 2029
May 1, 2024	9,761	9,761	7.81	April 30, 2029
May 29, 2024	2,561	2,561	7.81	May 28, 2029
July 20, 2024	32,011	32,011	7.81	July 19, 2029
July 22, 2024	12,804	12,804	7.81	July 21, 2029
July 30, 2024	2,561	2,561	7.81	July 29, 2029
August 30, 2024	23,688	23,688	7.81	August 29, 2029
October 8, 2024	64,022	64,022	7.81	October 7, 2029
October 18, 2024	6,402	6,402	7.81	October 17, 2029
November 12, 2024	62,498	62,498	7.81	November 11, 2029
	2,186,478	2,186,478